                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Group Advisors, L.L.C.
Address: 1125 South 103rd Street, Suite 250
         Omaha, Nebraska
         68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrea McMahon
Title: Treasurer
Phone: (402) 393-1300

Signature, Place, and Date of Signing:


         /s/ Andrea McMahon               Omaha, Nebraska          5/13/08
------------------------------------   ---------------------  ------------------
            [Signature]                    [City, State]            [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28- __________________    _________________________________________________
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:        172
Form 13F Information Table Value Total:   $311,564
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number   Name
     ----   --------------------   ----
     NONE   28-10990               MGA Holdings, L.L.C.
     [Repeat as necessary.]

McCarthy Group Advisors, L.L.C.
FORM 13F
31-Mar-08

                          Form 13F INFORMATIONAL TABLE

           COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
        --------------         -------- --------- -------- ---------------- ---------- -------- ---------------------
                                 TITLE              VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER         OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
        --------------         -------- --------- -------- ------- -------- ---------- -------- -------- ------ -----
Abbott Laboratories            COM      002824100     3906   70818 SH       Defined                69118         1700
Acxiom Corp                    COM      005125109      916   77138 SH       Defined                69632         7506
Aegon N.V.                     COM      007924103      858   58600 SH       Defined                58600
Alcoa Inc                      COM      013817101      426   11800 SH       Defined                11800
Altair Nanotechnologies, Inc.  COM      021373105       70   26480 SH       Defined                26480
American Dental Partners       COM      025353103      622   64286 SH       Defined                64286
American Equity Invt Life      COM      025676206      936  100825 SH       Defined               100150          675
American Express Co            COM      025816109     7885  180357 SH       Defined               172330         8027
Amer Intl Group Inc            COM      026874107     6023  139259 SH       Defined               134145         5114
American States Water Co.      COM      029899101      743   20645 SH       Defined                20645
Amgen Inc                      COM      031162100     1045   25000 SH       Defined                25000
Anadarko Petroleum             COM      032511107      630   10000 SH       Defined                10000
Apache Corp.                   COM      037411105     2099   17375 SH       Defined                17195          180
Arrow Electronics Inc          COM      042735100      227    6760 SH       Defined                 6760
Automatic Data Process         COM      053015103     4074   96099 SH       Defined                94709         1390
Avnet Inc                      COM      053807103      216    6600 SH       Defined                 6600
Bank of America Corp           COM      060505104      402   10600 SH       Defined                10600
Berkshire Hathaway, Inc. Cl A  COM      084670108      800       6 SH       Defined                    6
Berkshire Hathaway Inc Cl B    COM      084670207    12028    2689 SH       Defined                 2489          200
Bronco Drilling Co Inc         COM      112211107      246   15301 SH       Defined                15301
CVS/Caremark Corp.             COM      126650100     7480  184646 SH       Defined               176331         8315
Century Aluminum Co            COM      156431108      252    3800 SH       Defined                 3800
Chesapeake Energy Corp         COM      165167107     6812  147616 SH       Defined               139821         7795
ChevronTexaco Corp             COM      166764100      204    2385 SH       Defined                 1535          850
Citigroup Inc                  COM      172967101     1402   65473 SH       Defined                65473
Coca-Cola Co                   COM      191216100      901   14803 SH       Defined                14065          738
Computer Programs & Systems    COM      205306103      654   31313 SH       Defined                30147         1166
Conagra Inc                    COM      205887102      261   10900 SH       Defined                10900
Convergys Corp                 COM      212485106      468   31100 SH       Defined                31100
DuPont (EI) De Nemours         COM      263534109      374    8000 SH       Defined                 8000
Ebay Inc                       COM      278642103     1566   52493 SH       Defined                51568          925
Emerson Electric Co            COM      291011104     7003  136086 SH       Defined               129011         7075
Encana Corp                    COM      292505104      220    2900 SH       Defined                 2900
Factset Research Systems Inc   COM      303075105     1634   30325 SH       Defined                27930         2395
Fastenal Co                    COM      311900104     6835  148804 SH       Defined               139349         9455
Federated Investors Inc Pa CL  COM      314211103     1570   40095 SH       Defined                37210         2885
Genentech Inc                  COM      368710406     3270   40280 SH       Defined                37290         2990
Genl Electric Co               COM      369604103      251    6778 SH       Defined                 5878          900
Gevity HR Inc                  COM      374393106      900  103943 SH       Defined                93151        10792
Halliburton Co.                COM      406216101      468   11900 SH       Defined                11900
Hanover Insurance Group, Inc.  COM      410867105      935   22720 SH       Defined                21160         1560
Helmerich & Payne, Inc.        COM      423452101      206    4400 SH       Defined                 4400
Henry Jack & Assoc Inc         COM      426281101      837   33914 SH       Defined                28564         5350
Hercules Offshore Inc          COM      427093109     1624   64659 SH       Defined                63859          800
Hilb, Rogal & Hobbs, Inc.      COM      431294107      447   14200 SH       Defined                14200
Horace Mann Educators          COM      440327104     1749  100082 SH       Defined                97016         3066
Hormel Foods Corp              COM      440452100      212    5100 SH       Defined                 5100
Intervoice, Inc.               COM      461142101       94   11855 SH       Defined                11855
iShares Lehman Treas Inflation COM      464287176      483    4399 SH       Defined                 2139         2260
iShares Lehman Aggregate Bond  COM      464287226     2846   27718 SH       Defined                21604         6114
iShares Lehman 1-3 Year Treasu COM      464287457      528    6272 SH       Defined                 2075         4197
iShares Russell 2000 Index              464287655     1011   14800 SH       Defined                14800
iShares S & P Small Cap 600             464287804      449    7500 SH       Defined                 7500
iShares JP Morgan Emerging Mkt COM      464288281      214    2114 SH       Defined                 2086           28
iShares iBoxx High Yld Corp Bo COM      464288513      210    2173 SH       Defined                 2153           20
iShares Lehman MBS Fixed-Rate  COM      464288588      382    3700 SH       Defined                 3700
iShares Lehman 1-3 Year Credit COM      464288646      342    3317 SH       Defined                 3290           27

J & J Snack Foods Corp.        COM      466032109     1183   43067 SH       Defined                43067
Johnson & Johnson              COM      478160104     9383  144637 SH       Defined               136537         8100
Kaydon Corp.                   COM      486587108     1458   33203 SH       Defined                32373          830
Kellogg Co.                    COM      487836108      231    4400 SH       Defined                 4400
L-3 Communications Hldgs       COM      502424104      519    4750 SH       Defined                 4400          350
Legg Mason, Inc                COM      524901105      280    5000 SH       Defined                 5000
Lincoln National Corp.         COM      534187109     1802   34650 SH       Defined                34650
Mc Cormick & Co Nv             COM      579780206      214    5800 SH       Defined                 5800
McGraw Hill Cos Inc            COM      580645109     5621  152122 SH       Defined               145232         6890
Mediware Information System In COM      584946107       72   12504 SH       Defined                12504
Micrel Inc                     COM      594793101     1366  147400 SH       Defined               147400
Microsoft Corp                 COM      594918104     7079  249428 SH       Defined               235232        14196
Moodys Corp                    COM      615369105     4269  122575 SH       Defined               113929         8646
Mueller Wtr Prods Inc Com Ser  COM      624758207      948  120272 SH       Defined               102582        17690
Mylan Laboratories             COM      628530107     1633  140800 SH       Defined               140800
Nu Horizons Electronics Corp.  COM      669908105      103   16388 SH       Defined                16388
Omnicare Inc                   COM      681904108     1270   69930 SH       Defined                69545          385
Palomar Medical Technologies,  COM      697529303     1673  110805 SH       Defined               103725         7080
Pentair Inc                    COM      709631105     2209   69240 SH       Defined                67840         1400
Pepsico Inc                    COM      713448108     6513   90212 SH       Defined                85816         4396
Pfizer Inc                     COM      717081103     1929   92152 SH       Defined                84603         7549
Physicians Form Hldgs          COM      719427106      170   19050 SH       Defined                19050
Pioneer Drilling Co            COM      723655106      285   17877 SH       Defined                17877
Procter & Gamble Co            COM      742718109     8357  119264 SH       Defined               114194         5070
Protective Life Corp.          COM      743674103      312    7700 SH       Defined                 7700
Rait Financial Trust           COM      749227104      761  109628 SH       Defined               107278         2350
RPC, Inc.                      COM      749660106     1951  128432 SH       Defined               116547        11885
Redwood Trust, Inc.            COM      758075402     1836   50516 SH       Defined                48750         1766
Regis Corp Minn                COM      758932107      505   18375 SH       Defined                18375
Reinsurance Group Amer         COM      759351109      218    4000 SH       Defined                 4000
St Joe Co                      COM      790148100     2189   50985 SH       Defined                45865         5120
Schering Plough Corp           COM      806605101     2190  151958 SH       Defined               144793         7165
Schering Plough 6% Pfd Series  PFD      806605705     1900   12405 SH       Defined                12380           25
Sonus Networks Inc             COM      835916107       51   14900 SH       Defined                14900
Spectra Energy Corp.           COM      847560109      580   25495 SH       Defined                24918          577
Stamps Com Inc                 COM      852857200      742   72288 SH       Defined                72288
Sycamore Networks Inc          COM      871206108       41   11160 SH       Defined                11160
Tech Data Corp                 COM      878237106      224    6820 SH       Defined                 6820
Thermo Fisher Scientific, Inc. COM      883556102      361    6345 SH       Defined                 6345
Torchmark Corp                 COM      891027104      571    9500 SH       Defined                 9500
Toro Co                        COM      891092108      614   14835 SH       Defined                14835
Triad Guaranty Inc.            COM      895925105     1418  283680 SH       Defined               281180         2500
Wabtec Corp                    COM      929740108     1477   39215 SH       Defined                39215
Wal Mart Stores Inc            COM      931142103      730   13850 SH       Defined                13850
Wells Fargo Corporation        COM      949746101     1167   40120 SH       Defined                38050         2070
Western Union Co.              COM      959802109     9115  428542 SH       Defined               407546        20996
Wiley John & Sons Inc Cl A     COM      968223206      752   18935 SH       Defined                18935
Wm. Wrigley Jr.                COM      982526105     3519   55997 SH       Defined                51714         4283
Yahoo Inc                      COM      984332106     3104  107300 SH       Defined               107300
Dun & Bradstreet Corporation   COM      26483E100     4400   54068 SH       Defined                51868         2200
Comsys IT Partners Inc         COM      20581e104      388   45876 SH       Defined                45876
AmerisourceBergen Corp         COM      03073e105      761   18574 SH       Defined                18322          252
American Eagle Outfitters      COM      02553e106      287   16400 SH       Defined                16400
Phoenix Cos Inc                COM      71902e109     1282  105000 SH       Defined               105000
Actuant Corp Cl A New          COM      00508x203     1556   51492 SH       Defined                50282         1210
Animal Health Intl Inc         COM      03525n109      136   12400 SH       Defined                12400
Barclays Bank PLC 7.75%        PFD      06739H511      500   20000 SH       Defined                20000
Cadence Financial Corp.        COM      12738a101      654   40297 SH       Defined                40297
Cardinal Health Inc            COM      14149Y108     8031  152951 SH       Defined               147571         5380
Centene Corp                   COM      15135b101      157   11250 SH       Defined                11250
Chart Industries Inc           COM      16115q308      762   22505 SH       Defined                22505
Compass Minerals International COM      20451n101     1726   29270 SH       Defined                29270
ConocoPhillips                 COM      20825c104     4864   63823 SH       Defined                61214         2609
Devon Energy Corporation       COM      25179M103     6749   64690 SH       Defined                61921         2769
Duke Energy                    COM      26441c105      535   29991 SH       Defined                28837         1154
Ensco Intl Inc                 COM      26874q100     1096   17500 SH       Defined                17500
Eagle Materials, Inc.          COM      26969p108      607   17071 SH       Defined                16031         1040

Exxon Mobil Corp.              COM      30231G102     2622   31002 SH       Defined                30202          800
FBL Financial Group Inc. Cl A  COM      30239F106      926   32500 SH       Defined                32500
Firstservice Corp              COM      33761n109     1533   70727 SH       Defined                67185         3542
Freeport McMoran Copper & Gold COM      35671D857     3343   34745 SH       Defined                34545          200
Headwaters Inc                 COM      42210p102      257   19490 SH       Defined                19490
Healthspring Inc               COM      42224n101      482   34200 SH       Defined                34200
ITT Educational Services, Inc. COM      45068b109     1794   39050 SH       Defined                39050
Insight Enterprises            COM      45765u103      175   10000 SH       Defined                10000
International Coal Group, Inc. COM      45928h106      194   30540 SH       Defined                30540
J P Morgan Chase & Co          COM      46625h100      462   10749 SH       Defined                10089          660
Kraft Foods Inc Cl A           COM      50075n104      273    8812 SH       Defined                 8812
Laboratory Corporation Of Amer COM      50540r409     3524   47834 SH       Defined                45480         2354
McKesson HBOC Inc              COM      58155q103      347    6620 SH       Defined                 6620
Medifast, Inc.                 COM      58470h101      107   25220 SH       Defined                25220
Meritage Homes Corp            COM      59001a102    19320 1000000 SH       Defined              1000000
Moneygram Intl Inc             COM      60935y109      334  179783 SH       Defined               159381        20402
NIC, Inc.                      COM      62914b100      159   22407 SH       Defined                22407
Neuberger Berman Intermediate  COM      64124p101      276   20787 SH       Defined                20787
Nighthawk Radiology Holdings   COM      65411n105      732   78187 SH       Defined                78187
Pacific Premier Bncrp          COM      69478x105      100   13155 SH       Defined                13155
Pool Corp.                     COM      73278l105      950   50300 SH       Defined                49525          775
Pride Intl Inc                 COM      74153q102      633   18100 SH       Defined                18100
Standard & Poor's 500 Deposito COM      78462f103     2276   17249 SH       Defined                17249
Sealed Air Corp                COM      81211K100     3165  125355 SH       Defined               123505         1850
Superior Well Services Inc     COM      86837x105      502   22970 SH       Defined                22970
Tetra Technologies Inc.        COM      88162f105      723   45650 SH       Defined                45650
3M Company                     COM      88579y101     5946   75121 SH       Defined                69566         5555
U.S. Auto Parts Network, Inc.  COM      90343c100      125   39108 SH       Defined                39108
Union Drilling, Inc.           COM      90653p105      328   18757 SH       Defined                18757
United Health Group Inc        COM      91324P102     6177  179777 SH       Defined               173450         6327
Valeant Pharmaceutical Interna COM      91911x104     1840  143445 SH       Defined               140047         3398
WellPoint Inc                  COM      94973v107      653   14800 SH       Defined                14800
Wesco Intl Inc                 COM      95082P105     3024   82865 SH       Defined                82365          500
Windstream Corp.               COM      97381w104      157   13147 SH       Defined                11672         1475
XTO Energy Inc.                COM      98385x106      348    5625 SH       Defined                 5625
Arch Capital Group LTD         COM      G0450A105      309    4500 SH       Defined                 4500
Argo Group International Holdi COM      g0464b107     1401   39456 SH       Defined                37796         1660
Covidien Ltd.                  COM      G2552X108     8305  187673 SH       Defined               179635         8038
Endurance Specialty Holdings L COM      g30397106      275    7500 SH       Defined                 7500
Everest Re Group Ltd           COM      g3223r108      886    9900 SH       Defined                 9900
Herbalife LTD                  COM      g4412g101      228    4800 SH       Defined                 4800
Montpelier Re Holdings Ltd     COM      G62185106     1650  102820 SH       Defined               101720         1100
Noble Corporation              COM      g65422100      450    9055 SH       Defined                 9055
Partnerre Ltd                  COM      g6852t105      298    3900 SH       Defined                 3900
RenaissanceRe Holdings Ltd     COM      G7496G103     4275   82352 SH       Defined                77842         4510
Tyco Intl Ltd                  COM      G9143X208      305    6921 SH       Defined                 5994          927
Tyco Electronics Ltd.          COM      G9144P105      533   15539 SH       Defined                12081         3458
White Mountains Insurance      COM      G9618e107      210     437 SH       Defined                  437
REPORT SUMMARY                 172 DATA RECORDS     311564       1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED